10-Q Condensed Interim Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Allowance for credit loss	$ 2,346	$ 2,617	$ 2,722
Common stock, shares, issued (in shares)	260,491,464	257,491,582	250,019,639
Common stock, shares outstanding (in shares)	260,491,464	257,491,582	250,019,639
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited	Unlimited